Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure
Lease Commitments

As of December 31, 2015, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2016	$141,959	$48,573
2017	123,846	40,433
2018	105,024	32,112
2019	86,935	21,746
2020	73,981	10,284
Thereafter	671,738	1,260
Total	$1,203,483	$154,408